Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of components of loss from continuing operations by domestic and foreign jurisdictions

The following table presents the components of the loss before provision for income taxes:

	For the years ended December 31,
	2023	2022	2021
Domestic	$(54,565)	$(521,302)	$(15,183)
Foreign	—	—	—
Loss before provision for income taxes	$(54,565)	$(521,302)	$(15,183)

Schedule of components of income tax benefit expense

The following table presents the components of income tax benefit (expense):

	As of December 31,
	2023	2022	2021
Current:
US Federal	$—	$—	$—
US State	48	(789)	(254)
Foreign	—	—	—
Total current benefit (expense)	$48	$(789)	$(254)
Deferred:
US Federal	$5,045	$12,538	$—
US State	—	—	—
Foreign	—	—	—
Total deferred benefit	5,045	12,538	—
Total benefit (expense) for income taxes	$5,093	$11,749	$(254)

Schedule of deferred tax assets and liabilities

The following table presents the tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities:

	As of December 31,
	2023	2022
Deferred income tax assets:
Operating lease liability	$4,485	$5,178
Deferred revenue	3,735	4,595
Stock compensation	2,348	17,422
Bitcoin	—	29,111
Intangible assets	6,523	6,501
Net operating losses	116,872	150,167
Other deferred tax assets	2,058	2,393
Total deferred tax assets	136,021	215,367
Valuation allowance	(65,600)	(108,060)
Net deferred tax assets	70,421	107,307
Deferred income tax liabilities:
Derivative asset	(21,898)	(22,678)
Right of use asset	(4,289)	(5,043)
Fixed assets	(19,189)	(79,586)
Bitcoin	(23,300)	—
Other deferred tax liabilities	(1,745)	—
Total deferred tax liabilities	(70,421)	(107,307)
Net deferred tax assets (liabilities)	$—	$—

Schedule of tax expense (benefit) based on the U.S. federal statutory rate

The following table reconciles the income tax benefit (expense) based on the U.S. federal statutory rate with actual income tax benefit (expense):

	For the years ended December 31,
	2023		2022
Federal statutory rate	$11,459	21.0%	$109,376	21.0%
State and local taxes, net of federal taxes	42	(0.1)%	3,403	0.7%
Goodwill impairment	—	0.0%	(64,295)	(12.3)%
Contingent payment	5,045	9.3%	12,538	2.4%
Section 162m compensation	(21,315)	(39.1)%	(11,433)	(2.2)%
Stock compensation	2,648	4.9%	2,904	0.6%
Return to provision	(2,760)	(5.1)%	9,026	1.7%
Rate change on deferreds	3,919	7.2%	(3,321)	(0.6)%
Deferred adjustment	(36,159)	(66.3)%	—	0.0%
Other	(244)	0.5%	—	0.0%
Change in valuation allowance	42,458	77.8%	(46,449)	(8.9)%
Income tax benefit (expense)	$5,093	9.3%	$11,749	2.3%